10. FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Commitment Date
Expected dividends:	$ 0	$ 0
Expected volatility:		250.12%
Expected term:		10 years
Commitment Date | Minimum [Member]
Expected volatility:	246.51%
Expected term:	1 year
Risk free interest rate:	2.31%	1.46%
Commitment Date | Maximum [Member]
Expected volatility:	368.52%
Expected term:	9 years
Risk free interest rate:	2.62%	2.33%
Re-measurement Date
Expected dividends:	$ 0	$ 0
Expected volatility:	367.11%	250.12%
Expected term:		10 years
Risk free interest rate:	2.40%	2.45%
Re-measurement Date | Minimum [Member]
Expected term:	1 year
Re-measurement Date | Maximum [Member]
Expected term:	9 years